Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income
Other comprehensive income on a pre-tax and after-tax basis

($ in millions)	2011			2010			2009
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains arising during the period, net of related offsets	$1,493	$(524)	$969	$2,717	$(950)	$1,767	$4,981	$(1,742)	$3,239
Less: reclassification adjustment of realized capital gains and losses	795	(278)	517	(221)	77	(144)	(284)	99	(185)

Unrealized net capital gains and losses	698	(246)	452	2,938	(1,027)	1,911	5,265	(1,841)	3,424
Unrealized foreign currency translation adjustments	(18)	6	(12)	35	(12)	23	62	(22)	40
Unrecognized pension and other postretirement benefit cost	(371)	132	(239)	142	(48)	94	(292)	78	(214)

Other comprehensive income	$309	$(108)	$201	$3,115	$(1,087)	$2,028	$5,035	$(1,785)	$3,250